Summary of Significant Accounting Policies - Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Detail) - shares	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,261,500	20,082,574	6,859,000
Conversion Of Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		13,923,356
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,604,933
Restricted Common Stock Subject To Repurchase Or Forfeiture [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,261,500	4,554,285	6,859,000